PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 6:-	PROPERTY AND EQUIPMENT, NET

The composition of property and equipment, net is as follows:

	December 31,
	2023	2024

Cost:
Computers, software and related equipment *)	$42,570	$51,230
Leasehold improvements	10,600	14,239
Office furniture and equipment	4,352	5,976

	57,522	71,445

Less - accumulated depreciation	41,028	51,864

Depreciated cost	$16,494	$19,581

*) For the years ended December 31, 2023 and 2024, the Company capitalized $1,686 and $2,359 including $303 and $514 of share-based compensation costs, relating to its internal use software and website development, respectively.

Depreciation expense amounted to $9,548, $9,809 and $8,751 for the years ended December 31, 2022, 2023, and 2024, respectively, including $2,137, $2,576 and $2,039, respectively, relating to its internal use software and website development.